Goodwill, VOBA and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill, VOBA and Other Intangible Assets
Goodwill, VOBA and Other Intangible Assets

13. GOODWILL, VOBA AND OTHER INTANGIBLE ASSETS

Information about goodwill is as follows:

	Goodwill for the years ended December 31,
	2011	2010	2009
Balance as of January 1:
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(75,244)	—
	17,285	81,573	156,817
Impairments*	—	(64,288)	(75,244)
Goodwill	156,817	156,817	156,817
Accumulated impairment losses	(139,532)	(139,532)	(75,244)
Balance as of December 31:	$17,285	$17,285	$81,573

*  See Notes 2 and 4 for further information.

In accordance with the goodwill guidance, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would "more likely than not" reduce the estimated fair value of the Company below its carrying value.

The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the Company's total estimated fair value as calculated in Step 1. The excess of fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company's goodwill impairment.

During September 2011, the FASB issued amended intangibles — goodwill and other guidance. This guidance provides the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an entity is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that its fair value is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test, described above.

In the fourth quarters of 2011, 2010 and 2009, we conducted our annual assessments of goodwill.

During 2011, the Company did not take the option to perform the qualitative assessment; rather it performed a Step 1 analysis. Based on this analysis, it was determined that goodwill was not impaired.

Based on the results of the 2010 assessment, the Company concluded that its net book values exceeded its estimated fair values and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded impairment charges of $64,288. During 2009, the Company concluded that its net book value exceeded its estimated fair value and recorded an $75,244 impairment charge after performing a Step 2 test. The 2010 impairment reflected the effects of the low interest rate environment, continuing high unemployment, the slow pace of the economic recovery and an increased net book value of the Company, primarily related to its investment portfolio. The 2009 impairment reflected the challenging near term growth environment for the Company and an increased net book value of the Company, primarily related to its investment portfolio. Management remains confident in the long-term prospects of the Company. See Note 4 for further information.

Information about VOBA is as follows:

	For the years ended December 31,
	2011	2010	2009
Beginning balance	$16,697	$18,783	$21,461
Amortization, net of interest accrued	(1,864)	(2,086)	(2,678)
Ending balance	$14,833	$16,697	$18,783

As of December 31, 2011, the entire outstanding balance of VOBA relates to the Company's preneed business. VOBA in this business assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2011 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Year	Amount
2012	$1,729
2013	1,550
2014	1,425
2015	1,323
2016	1,227
Thereafter	7,579
Total	$14,833

Information about other intangible assets is as follows:

	As of December 31,
	2011			2010
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(17,897)	$20,123	$38,020	$(16,110)	$21,910

Other intangible assets that have finite lives are amortized over their useful lives. The estimated amortization of other intangible assets, which mainly include customers contracts, are as follows:

Year	Amount
2012	$1,788
2013	1,788
2014	1,788
2015	1,788
2016	1,788
Thereafter	11,183
Total other intangible assets with finite lives	$20,123